Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of income (loss) before income taxes

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Income (loss) from overseas entities	(7,665,988)	(17,271,251)	2,803,492
Loss from PRC entities	(41,502,270)	(6,507,345)	(2,178,681)
Income (loss) before income taxes	(49,168,258)	(23,778,596)	624,811

Schedule of income tax expenses (benefits)

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Current income tax expenses	557,797	170,091	235,382
Deferred income tax benefits	(391,477)	(166,176)	(145,633)
Total income tax expenses	166,320	3,915	89,749

Schedule of reconciliation of the differences between the PRC statutory tax rate and the Group's effective tax rate

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(0.38)%	(0.72)%	(25.30)%
Tax effect of permanent difference	(15.54)%	(2.06)%	130.17%
Effect on tax rates in different tax jurisdiction	(0.50)%	(12.15)%	(122.02)%
Changes in valuation allowance and others	(8.92)%	(10.09)%	6.51%
Effective tax rate	(0.34)%	(0.02)%	14.36%

Schedule of significant components of the Group's deferred tax balances

	As of December 31
	2022	2023
	RMB	RMB
Deferred tax assets
Tax losses carryforwards	14,026,637	13,460,119
Advertising expenses in excess of deduct limit	3,093,464	3,022,509
Asset impairment and allowances for credit losses	1,303,029	1,021,295
Accrued expenses and others	1,513,483	1,342,747
Total deferred tax assets	19,936,613	18,846,670
Less: valuation allowance	(19,539,116)	(18,435,565)
Deferred tax assets, net	397,497	411,105
Deferred tax liabilities
Amortization expense of intangible assets	263,031	25,600
Depreciation expense of property and equipment, and others	204,943	271,539
Deferred tax liabilities	467,974	297,139

Schedule of future expirations of tax losses arising in PRC

As of December 31,
2023
RMB
Loss expiring in 2024	976,812
Loss expiring in 2025	4,060,806
Loss expiring in 2026	20,911,886
Loss expiring in 2027	11,498,246
Loss expiring in 2028 and thereafter	16,249,520
Total	53,697,270

Schedule of valuation allowance

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(8,019,931)	(13,065,611)	(19,539,116)
Change of valuation allowance	(5,045,680)	(6,473,505)	1,103,551
Balance at end of the year	(13,065,611)	(19,539,116)	(18,435,565)

Schedule of deferred tax assets and liabilities classification in the consolidated balance sheets

	As of December 31
	2022	2023
	RMB	RMB

Classification in the consolidated balance sheets:
Deferred tax assets, net	289,191	279,464
Deferred tax liabilities	359,668	165,498